Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Income Taxes

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company computes a deferred tax asset for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.